Consolidated Statements Of Operations And Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net Revenues (including value added taxes, "VAT", of RMB1,434,015, RMB2,620,355 and RMB3,550,878 for the years ended December 31, 2020, 2021 and 2022, respectively)	¥ 6,733,644	$ 976,287	¥ 4,657,019	¥ 2,580,820
Operating expenses
Cost of revenues (including VAT net of refund of VAT, of RMB893,909, RMB1,950,935 and RMB2,539,297 for the years ended December 31, 2020, 2021 and 2022, respectively)	(3,514,551)	(509,562)	(2,539,998)	(1,316,017)
Sales and marketing expenses	(902,269)	(130,817)	(837,301)	(454,343)
General and administrative expenses	(1,417,933)	(205,581)	(4,271,152)	(3,938,565)
Research and development expenses	(914,151)	(132,539)	(729,668)	(413,369)
Provision for loans receivable	(194,272)	(28,167)	(97,658)	(94,160)
Total operating expenses	(6,943,176)	(1,006,666)	(8,475,777)	(6,216,454)
Other operating income	47,530	6,891	22,815	21,031
Loss from operations	(162,002)	(23,488)	(3,795,943)	(3,614,603)
Other income (expense)
Interest income	483,658	70,124	234,651	209,832
Interest expenses	(175)	(25)	(40)	(8,367)
Foreign exchange (loss) gain	15,048	2,182	(15,468)	(21,276)
Investment income	5,411	785	28,317	3,321
Unrealized gains (losses) from fair value changes of short term investments and derivative assets	(63,390)	(9,191)	23,967	18,140
Other (expenses) income, net	230,631	33,438	7,067	(5,559)
Impairment loss	0	0	(111,567)	(22,030)
Share of loss in equity method investees	(1,246)	(181)	(11,321)	(11,054)
Total other income	669,937	97,132	155,606	163,007
Net (loss) income before income tax	507,935	73,644	(3,640,337)	(3,451,596)
Income tax expense	(96,035)	(13,924)	(14,191)	(19,336)
Net (loss) income from continuing operations	411,900	59,720	(3,654,528)	(3,470,932)
Net income from discontinued operations, net of tax	0	0	0	452
Net (loss) income	411,900	59,720	(3,654,528)	(3,470,480)
Less: net (loss) income attributable to non-controlling interests	539	78	(80)	(8)
Less: measurement adjustment attributable to redeemable non- controlling interests	4,599	667	0	0
Net (loss) income attributable to Full Truck Alliance Co. Ltd.	406,762	58,975	(3,654,448)	(3,470,472)
Deemed dividend to convertible redeemable preferred shares	0	0	(518,432)	(120,086)
Net (loss) income attributable to ordinary shareholders	¥ 406,762	$ 58,975	¥ (4,172,880)	¥ (3,590,558)
Net (loss) earnings per ordinary share:
Basic, earnings per ordinary share | (per share)	¥ 0.02	$ 0	¥ (0.31)	¥ (1.05)
Diluted, earnings per ordinary share | (per share)	¥ 0.02	$ 0	¥ (0.31)	¥ (1.05)
Basic	21,517,856,981	21,517,856,981	13,445,972,280	3,423,687,654
Diluted	21,579,616,389	21,579,616,389	13,445,972,280	3,423,687,654
Net (loss) income	¥ 411,900	$ 59,720	¥ (3,654,528)	¥ (3,470,480)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of tax of nil	1,972,520	285,988	(533,657)	(498,157)
Total comprehensive (loss) income	2,384,420	345,708	(4,188,185)	(3,968,637)
Less: comprehensive (loss) income attributable to non-controlling interests	539	78	(80)	(8)
Less: measurement adjustment attributable to redeemable non- controlling interests	4,599	667	0	0
Comprehensive (loss) income attributable to Full Truck Alliance Co. Ltd.	2,379,282	344,963	(4,188,105)	(3,968,629)
Deemed dividend to convertible redeemable preferred shares	0	0	(518,432)	(120,086)
Comprehensive (loss) income attributable to ordinary shareholders	¥ 2,379,282	$ 344,963	¥ (4,706,537)	¥ (4,088,715)